Convertible Debt and Warrant Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Debt and Warrant Liability

10.	Convertible Debt and Warrant Liability

On November 3, 2022, the Company issued the first tranche of the 10% Original Issue Discount Convertible Notes (“Convertible Notes”) in the aggregate principal amount of $10.0 million and warrants (“Common Stock Warrants”) to purchase up to an aggregate of 231,312 shares of Class A common stock for gross proceeds of $9.0 Million (the “First Tranche”) to various investors (the “Investors”) pursuant to a securities purchase agreement dated November 3, 2022 (the “Purchase Agreement”). These Convertible Notes have a maturity date of 24 months from the issuance date. The Convertible Notes earn interest at a rate of 10% per annum which will only accrue upon an event of default. The Convertible Notes are convertible solely into Class A common stock of the Company at a conversion price of (a) $15 per share or (b) 92.5% of the average of the three lowest daily VWAP of the Common Stock during the ten trading day period, whichever is lower.  These Convertible Notes are secured by a first priority security interest in all of the assets of the Company.

On January 5, 2023, the Company entered into an amendment to the Purchase Agreement (the “Purchase Agreement Amendment”), pursuant to which the Company and each Investor agreed, among other things, to amend the terms and conditions of the second tranche of funding (“Second Tranche”) and terminate the third tranche of funding contemplated under the Purchase Agreement.

In connection with the Purchase Agreement Amendment, the Company also issued a Warrant to each Investor purchase up to an aggregate of 268,980 shares of the Company’s Class A common stock.

Concurrently with the Purchase Agreement Amendment, the Company also entered into an amendment (the “Registration Rights Agreement Amendment”) to the Registration Rights Agreement, dated as of November 3, 2022, with each Investor, pursuant to which the Company agreed to file a registration statement (a “Registration Statement”) with the SEC registering the resale of the shares of the Company’s Class A common stock issuable under the First Tranche within 20 days after the closing of the First Tranche and registering the resale of the shares of the Company’s Class A common stock issuable under the Second Tranche within two trading days after the closing of the Second Tranche, as applicable, and to cause any such Registration Statement to become effective within 60 days after filing.

On January 27, 2023, the Investors exercised their rights to purchase the allowable amounts under the Purchase Agreement Amendment and the Company issued $10.0 million of Convertible Notes and 942,034 Common Stock Warrants in the Second Tranche. The Company received net proceeds of $9 million in the transaction.

The Company elected the fair value option to account for the Convertible Notes. As such, the Company recorded the Convertible Notes at fair value and will subsequently measure them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations. Activity as a result in changes in fair value of the Company’s convertible Notes during the three month period ended March 31, 2023 were as follows (in thousands):

Three Months Ended March 31, 2023

Balance at December 31, 2022	$10,911
Convertible Debt issued during the period	7,330
Conversions/payoffs	(16,346)
Unrealized Loss	2,159
Convertible Debt Liability at March 31, 2023	$4,054

As a result of applying the fair value option, direct costs and fees related to the convertible notes were expensed as incurred and were not deferred.

The following table provides the fair value and contractual principal balance outstanding of the Convertible debt accounted for under the fair value option as of March 31, 2023 and December 31, 2022:

	March 31, 2023	December 31, 2022
Convertible Notes fair value	$4,054	$10,911
Convertible Notes, contractual principal outstanding	3,654	10,000
Fair value less unpaid principal balance	$400	$911

All Convertible Notes and Common Stock Warrants, by written agreement, provide for a beneficial ownership limitation cap of 4.99% shares of the total issued and outstanding common stock of the Company, at any given time.

Warrant Liability

In connection with the issuance of the Convertible Notes, the investors received a number of Common Stock Warrants equal to 30% of the face value of the Convertible Notes divided by the VWAP prior to the applicable closing date. The Warrants entitle the holder to purchase one share of the Company’s Class A common stock at the exercise price of a) $15 per share or (b) 92.5% of the average of the three lowest daily VWAP of the Common Stock during the ten trading day period, whichever is lower.  There were 231,312 Common Stock Warrants issued upon closing of the First Tranche of the Convertible Note, 537,960 Common Stock Warrants issued upon signing the Purchase Agreement Amendment and 942,034 Common Stock Warrants issued upon closing of the Second Tranche, all of which have a five-year exercise period from the issuance date.

On February 21, 2023, the Company, consummated the offering of an aggregate of 8,334,000 Units at an effective public offering price of $1.56 per Unit, resulting in aggregate gross proceeds of approximately $13 million. Each unit consists of (i) one share of Class A common stock (or one prefunded warrant to purchase one share of Class A common stock in lieu thereof), (ii) 0.65 Series A Warrants to purchase 0.65 shares of Class A common stock and (iii) 0.75 Series B Warrants to purchase 0.75 shares of Class A common stock, each such Warrant being exercisable from time to time for one share of Class A common stock at an exercise price of $1.56. The Series A Warrants were exercised following issuance. The Series B Warrants will not be exercisable until after the date the Company effects a corporate reorganization of the Company or until after the date stockholder approval is obtained to have a sufficient number of shares of Class A common stock authorized to permit the exercise in full of the Series B Warrants, and will then expire five (5) years after the date of such corporate reorganization or stockholder approval, as applicable.

There were 5,417,100 shares of common stock issued associated with the Series A Warrants and 6,250,500 shares of common stock issued associated with the Series B Warrants upon the closing of the Offering. The Series B Warrants are recorded as a liability at fair value. Changes to the fair value of the B common stock warrants are recognized in the income statement. There were 6,250,500 Series B Warrants outstanding as of March 31, 2023. All of the Series A Warrants were exercised following issuance.

The Company recorded all of the Warrants at fair value and subsequently remeasured unexercised Warrants to fair value at the reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations. The Company recognized a gain in the consolidated statements of operations in relation to these instruments for the three months ended March 31, 2023 as follows (in thousands).

March 31, 2023

Balance at December 31, 2022	$374
Warrants issued during the period	9,754
Series A warrants exercised during the period	(3,300)
Unrealized gain	(4,440)
Warrant Liability at March 31, 2023	$2,388

12.	Convertible Debt and Warrant Liability

On November 4, 2022, the Company issued the first tranche of the 10% Original Issue Discount Convertible Notes in the aggregate principal amount of $10.0 million for gross proceeds of $9.0 million to various investors. These convertible notes have a maturity date of 24 months from the issuance date. The convertible notes earn interest at a rate of 10% per annum which will only accrue upon an event of default. The convertible notes are convertible solely in common stock of the Company at a conversion price of (a) $15 per share or (b) 92.5% of the average of the three lowest daily VWAP of the Common Stock during the ten trading day period, whichever is lower.  These convertible notes are secured by a first priority security interest in all of the assets of the Company.

The Company elected the fair value option to account for the 2022 Convertible Notes. As such, the Company recorded the 2022 Convertible Notes at fair value and will subsequently measure them to fair value at each reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations. Losses as a result in changes in fair value of the Company’s convertible notes during the year ended December 31, 2022 were as follows (in thousands):

Years ended December 31,
2022

Balance at the beginning of the year	$-
Convertible Debt issued during the period	7,034
Unrealized loss	3,877
Convertible Debt Liability at the end of the year	$10,911

As a result of applying the fair value option, direct costs and fees related to the convertible notes were expensed as incurred and were not deferred.

The following table provides the fair value and contractual principal balance outstanding of the 2022 Convertible debt accounted for under the fair value option as of December 31, 2022:

Amount
Convertible debt fair value	$10,911
2022 Convertible Notes, contractual principal outstanding	$10,000
Fair value less unpaid principal balance	$911

All convertible notes and warrants, by written agreement, provide for a beneficial ownership limitation cap of 4.99% shares of the total issued and outstanding common stock of the Company, at any given time.

Warrant Liability

In connection with the issuance of the convertible note, the investors received a number of warrants equal to 30% of the face value of the convertible note divided by the VWAP prior to the applicable closing date. The Common Stock Warrants entitles the holder to purchase one share of the Company’s Class A ordinary shares at the exercise price of a) $15 per share or (b) 92.5% of the average of the three lowest daily VWAP of the Common Stock during the ten trading day period, whichever is lower.  There are 231,312 warrants issued upon closing of the first tranche of the Convertible Note which have a five-year exercise period from the issuance date.

The Company recorded the Warrants at fair value and subsequently remeasured them to fair value at the reporting date. Changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations. The Company recognized a gain in the consolidated statements of operations in relation to these instruments for fiscal year 2022 as follows (in thousands). There were no warrants exercised as of December 31, 2022.

Years ended December 31,
2022

Balance at the beginning of the year	$-
Warrants issued during the period	1,966
Unrealized Gain	(1,592)
Warrant Liability at the end of the year	$374